SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS (Details) - Cost of Sales [Member] - Supplier Concentration Risk [Member] - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Supplier A [Member]
Product Information [Line Items]
Net purchases	$ 131,264			$ 315,886			$ 250,999
Percentage of total purchase	26.00%			23.00%			14.00%
Supplier B [Member]
Product Information [Line Items]
Net purchases	$ 60,401	[1]		$ 197,479	[1]		$ 195,202	$ 189,150
Percentage of total purchase	12.00%	[1]		14.00%	[1]		11.00%	14.00%
Supplier C [Member]
Product Information [Line Items]
Net purchases	$ 219,595		$ 108,776	$ 289,900		$ 216,710		$ 149,806	[2]
Percentage of total purchase	44.00%		20.00%	21.00%		15.00%		11.00%	[2]
Supplier D [Member]
Product Information [Line Items]
Net purchases						$ 162,980
Percentage of total purchase						12.00%

[1]	CEO owns this entity with 100% ownership
[2]	The Company purchased inventory from this supplier, Runcansheng, in the year ended December 31, 2022. The Company acquired all of the outstanding equity of Runcangsheng on September 30, 2022 (see Note 19).